Cover Page	12 Months Ended
Oct. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	926,610,598
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	81 Bay Street
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 0E7
Entity Address, State or Province	ON
Local Phone Number	980-3096
City Area Code	416
Document Annual Report	true
Document Registration Statement	false
Audited Annual Financial Statements	true
Annual Information Form	true
Entity File Number	1-14678
Entity Tax Identification Number	13-1942440
Title of 12(b) Security	Common Shares
Trading Symbol	CM
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Toronto, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Achilles M. Perry
Entity Address, Address Line One	300 Madison Avenue, 6th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
Entity Address, State or Province	NY
Local Phone Number	667-8316
City Area Code	212